Collaborative Agreements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Clarient [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaborative agreement period of contract	3 years
Revenue earned under collaborative agreement	$ 8,000	$ 14,000
Dana Farber Partners Cancer Care, Inc. [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue earned under collaborative agreement	$ 43,000	$ 104,000
MD Anderson Cancer Center [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaborative agreement period of contract	2 years
Revenue earned under collaborative agreement	$ 3,000